Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 41,181	$ 21,580	$ 23,343
Short-term investments	6,443	6,472	0
Accounts receivable, net	10,413	7,903	5,924
Inventories	9,830	11,116	6,981
Prepaid expenses and other current assets	2,591	2,000	1,798
Current deferred tax assets	343	338	420
Total current assets	70,801	49,409	38,466
Property and equipment, net	2,459	2,284	1,015
Acquired intangible asset, net	1,020	1,496	94
Deferred tax assets	330	330	291
Deferred offering costs	3,240	283	0
Total assets	77,850	53,802	39,866
Current liabilities:
Accounts payable	5,345	3,719	6,855
Short-term loans	0	1,591	2,063
Accrued liabilities	11,941	9,108	8,091
Deferred margin, net	1,545	1,200	5,147
Income tax payable	1,422	261	42
Current deferred tax liabilities	34	34	0
Total current liabilities	20,287	15,913	22,198
Long-term tax liabilities	4,288	4,295	3,422
Total liabilities	24,575	20,208	25,620
Commitments and contingencies
Shareholders' equity (deficit):
Ordinary Shares, $0.0125 par value; 26,804,639 shares authorized; 4,293,639, 4,403,859 and 4,660,025 issued and outstanding at December 31, 2011 and 2012 and September 30, 2013 (unaudited), respectively	58	55	54
Additional paid-in capital	3,515	1,010	0
Accumulated comprehensive income	2,148	1,811	1,810
Statutory reserve	740	740	610
Accumulated deficit	(7,586)	(24,399)	(42,550)
Total shareholders' equity (deficit)	(1,125)	(20,783)	(40,076)
Total liabilities, convertible preferred share and shareholders' equity (deficit)	77,850	53,802	39,866
Series A Convertible Preferred Shares [Member]
Convertible Preferred Share:
Convertible preferred shares, value	6,000	6,000	6,000
Series B Convertible Preferred Shares [Member]
Convertible Preferred Share:
Convertible preferred shares, value	17,020	17,020	17,020
Series B-1 Convertible Preferred Shares [Member]
Convertible Preferred Share:
Convertible preferred shares, value	21,048	21,048	21,048
Series B-2 Convertible Preferred Shares [Member]
Convertible Preferred Share:
Convertible preferred shares, value	10,332	10,309	10,254
Pro Forma [Member]
Current assets:
Cash and cash equivalents	41,181
Short-term investments	6,443
Accounts receivable, net	10,413
Inventories	9,830
Prepaid expenses and other current assets	2,591
Current deferred tax assets	343
Total current assets	70,801
Property and equipment, net	2,459
Acquired intangible asset, net	1,020
Deferred tax assets	330
Deferred offering costs	3,240
Total assets	77,850
Current liabilities:
Accounts payable	5,345
Short-term loans	0
Accrued liabilities	11,941
Deferred margin, net	1,545
Income tax payable	1,422
Current deferred tax liabilities	34
Total current liabilities	20,287
Long-term tax liabilities	4,288
Total liabilities	24,575
Commitments and contingencies
Shareholders' equity (deficit):
Ordinary Shares, $0.0125 par value; 26,804,639 shares authorized; 4,293,639, 4,403,859 and 4,660,025 issued and outstanding at December 31, 2011 and 2012 and September 30, 2013 (unaudited), respectively	260
Additional paid-in capital	57,713
Accumulated comprehensive income	2,148
Statutory reserve	740
Accumulated deficit	(7,586)
Total shareholders' equity (deficit)	53,275
Total liabilities, convertible preferred share and shareholders' equity (deficit)	77,850
Pro Forma [Member] | Series A Convertible Preferred Shares [Member]
Convertible Preferred Share:
Convertible preferred shares, value	0
Pro Forma [Member] | Series B Convertible Preferred Shares [Member]
Convertible Preferred Share:
Convertible preferred shares, value	0
Pro Forma [Member] | Series B-1 Convertible Preferred Shares [Member]
Convertible Preferred Share:
Convertible preferred shares, value	0
Pro Forma [Member] | Series B-2 Convertible Preferred Shares [Member]
Convertible Preferred Share:
Convertible preferred shares, value	$ 0